Shareholder Report	1 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			PFS FUNDS
Entity Central Index Key			0001103243
Entity Investment Company Type			N-1A
Document Period End Date			Jun. 30, 2026
Shareholder Report Annual or Semi-Annual			annual shareholder report
Potomac Defensive Bull Fund | Institutional Class Shares
Shareholder Report [Line Items]
Fund Name			Potomac Defensive Bull Fund
Class Name			Institutional Class
Trading Symbol			CRDBX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Potomac Defensive Bull Fund ("Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://potomacfunds.com/crdbx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-888-774-6679
Additional Information Website			https://potomacfunds.com/crdbx/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$133	1.12%

Expenses Paid, Amount			$ 133
Expense Ratio, Percent			1.12%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

For the year ended June 30, 2026, the Potomac Defensive Bull Fund returned 37.40%. The S&P 500 Index returned 22.32% in the same period. The S&P Target Risk Aggressive Index returned 20.11% in the same period. The Fund posted a strong absolute return due to concentrated exposure to the S&P 500 when the risk-reward profile was favorable based on the signals from our composite timing model. Additionally, and importantly, the model moved to cash in early March 2026 and was able to avoid a large part of the S&P 500's decline from February 2026 to the end of March 2026. In April 2026, when the weight of the evidence in our composite model pointed to a favorable risk-reward profile in the market, we added concentrated exposure that allowed us to more than participate in a strong advance that played out until the end of the fiscal year.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Institutional Class	37.40%	15.95%	20.91%
S&P 500® Index	22.32%	13.41%	17.48%
S&P Target Risk Aggressive Index	20.11%	9.14%	12.51%

Performance Inception Date			Jul. 01, 2020
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Nov. 01, 2025
Net Assets	$ 3,684,191,869	$ 3,684,191,869	$ 3,684,191,869
Holdings Count | shares	4	4	4
Advisory Fees Paid, Amount			$ 23,092,707
Investment Company, Portfolio Turnover			1275.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$3,684,191,869
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	1,275%
Total Advisory Fees Paid ($)	$23,092,707

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	72.07%
State Street Institutional U.S. Government Money Market Fund Premier Class	11.39%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	9.20%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets, including futures contracts, in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	72.07%
State Street Institutional U.S. Government Money Market Fund Premier Class	11.39%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	9.20%

Material Fund Change [Text Block]
Material Fund Changes

Effective November 1, 2025, the Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures. Additionally, the Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures.

Material Fund Change Strategies [Text Block]			Effective November 1, 2025, the Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures. Additionally, the Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures.
Potomac Defensive Bull Fund | Class R Shares
Shareholder Report [Line Items]
Fund Name	Potomac Defensive Bull Fund
Class Name	Class R
Trading Symbol	SDDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Potomac Defensive Bull Fund ("Fund") for the period of May 28, 2026 (commencement of Class R shares operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfunds.com/sddbx/. You can also request this information by contacting us at 1-888-774-6679.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfunds.com/sddbx/
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment[1]	Costs Paid as a Percentage of a $10,000 Investment[2]
Class R	$19	2.09%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	2.09%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Class R shares from May 28, 2026 (commencement of operations) through June 30, 2026. Expenses for a full fiscal year would be higher.
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

Class R shares of the Fund commenced investment operations on May 28, 2026. For the year ended June 30, 2026, the Institutional Class shares of the Fund returned 37.40%. The S&P 500 Index returned 22.32% in the same period. The S&P Target Risk Aggressive Index returned 20.11% in the same period. The Fund posted a strong absolute return due to concentrated exposure to the S&P 500 when the risk-reward profile was favorable based on the signals from our composite timing model. Additionally, and importantly, the model moved to cash in early March 2026 and was able to avoid a large part of the S&P 500's decline from February 2026 to the end of March 2026. In April 2026, when the weight of the evidence in our composite model pointed to a favorable risk-reward profile in the market, we added concentrated exposure that allowed us to more than participate in a strong advance that played out until the end of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Cumulative Total Returns
Since Inception(A) (05/28/2026)
Class R	2.00%
S&P 500® Index	-0.73%
S&P Target Risk Aggressive Index	-0.20%

Performance Inception Date	May 28, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,684,191,869	$ 3,684,191,869	$ 3,684,191,869
Holdings Count | shares	4	4	4
Advisory Fees Paid, Amount	$ 23,092,707
Investment Company, Portfolio Turnover	1275.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$3,684,191,869
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	1,275%
Total Advisory Fees Paid ($)	$23,092,707

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	72.07%
State Street Institutional U.S. Government Money Market Fund Premier Class	11.39%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	9.20%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets, including futures contracts, in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	72.07%
State Street Institutional U.S. Government Money Market Fund Premier Class	11.39%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	9.20%

Potomac Managed Volatility Fund | Institutional Class Shares
Shareholder Report [Line Items]
Fund Name			Potomac Managed Volatility Fund
Class Name			Institutional Class
Trading Symbol			CRMVX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Potomac Managed Volatility Fund ("Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://potomacfunds.com/crmvx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-888-774-6679
Additional Information Website			https://potomacfunds.com/crmvx/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$140	1.36%

Expenses Paid, Amount			$ 140
Expense Ratio, Percent			1.36%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

For the year ended June 30, 2026, the Potomac Managed Volatility Fund returned 5.86%. The Bloomberg Global-Aggregate Total Return Index returned 0.62% in the same period. The S&P Target Risk Conservative Index returned 9.96% in the same period. The Fund posted a strong return relative to the primary benchmark due to positions in ETFs with exposure to Convertible Bonds, Commodities, and trend following strategies. Additionally, the Fund was able to obtain exposure to High Yield bonds when our High Yield timing model indicated positive risk-reward opportunities in that market.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Institutional Class	5.86%	2.38%	2.87%
Bloomberg Global-Aggregate Total Return Index	0.62%	-1.55%	-0.87%
S&P Target Risk Conservative Index	9.96%	3.80%	5.06%

Performance Inception Date			Jul. 01, 2020
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Nov. 01, 2025
Net Assets	$ 242,510,335	$ 242,510,335	$ 242,510,335
Holdings Count | shares	7	7	7
Advisory Fees Paid, Amount			$ 2,255,466
Investment Company, Portfolio Turnover			1096.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$242,510,335
Number of Portfolio Holdings	7
Portfolio Turnover Rate (%)	1,096%
Total Advisory Fees Paid ($)	$2,255,466

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

BondBloxx CCC Rated USD High Yield Corporate Bond ETF	24.50%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	22.69%
Vanguard Emerging Markets Government Index Fund ETF	12.38%
Invesco DB US Dollar Index Bullish Fund	12.36%
iShares Fallen Angels USD Bond ETF	12.34%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	12.28%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.93%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

BondBloxx CCC Rated USD High Yield Corporate Bond ETF	24.50%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	22.69%
Vanguard Emerging Markets Government Index Fund ETF	12.38%
Invesco DB US Dollar Index Bullish Fund	12.36%
iShares Fallen Angels USD Bond ETF	12.34%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	12.28%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.93%

Material Fund Change [Text Block]
Material Fund Changes

Effective November 1, 2025, the Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures. Additionally, the Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures.

Material Fund Change Strategies [Text Block]			Effective November 1, 2025, the Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures. Additionally, the Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures.
Potomac Managed Volatility Fund | Class R Shares
Shareholder Report [Line Items]
Fund Name	Potomac Managed Volatility Fund
Class Name	Class R
Trading Symbol	SDMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Potomac Managed Volatility Fund ("Fund") for the period of May 28, 2026 (commencement of Class R shares operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfunds.com/sdmvx/. You can also request this information by contacting us at 1-888-774-6679.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfunds.com/sdmvx/
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment[1]	Costs Paid as a Percentage of a $10,000 Investment[2]
Class R	$20	2.30%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	2.30%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Class R shares from May 28, 2026 (commencement of operations) through June 30, 2026. Expenses for a full fiscal year would be higher.
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

Class R shares of the Fund commenced investment operations on May 28, 2026. For the year ended June 30, 2026, the Institutional Class shares of the Fund returned 5.86%. The Bloomberg Global-Aggregate Total Return Index returned 0.62% in the same period. The S&P Target Risk Conservative Index returned 9.96% in the same period. The Fund posted a strong return relative to the primary benchmark due to positions in ETFs with exposure to Convertible Bonds, Commodities, and trend following strategies. Additionally, the Fund was able to obtain exposure to High Yield bonds when our High Yield timing model indicated positive risk-reward opportunities in that market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Cumulative Total Returns
Since Inception(A) (05/28/2026)
Class R	0.20%
Bloomberg Global-Aggregate Total Return Index	-0.45%
S&P Target Risk Conservative Index	0.13%

Performance Inception Date	May 28, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 242,510,335	$ 242,510,335	$ 242,510,335
Holdings Count | shares	7	7	7
Advisory Fees Paid, Amount	$ 2,255,466
Investment Company, Portfolio Turnover	1096.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$242,510,335
Number of Portfolio Holdings	7
Portfolio Turnover Rate (%)	1,096%
Total Advisory Fees Paid ($)	$2,255,466

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

BondBloxx CCC Rated USD High Yield Corporate Bond ETF	24.50%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	22.69%
Vanguard Emerging Markets Government Index Fund ETF	12.38%
Invesco DB US Dollar Index Bullish Fund	12.36%
iShares Fallen Angels USD Bond ETF	12.34%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	12.28%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.93%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

BondBloxx CCC Rated USD High Yield Corporate Bond ETF	24.50%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	22.69%
Vanguard Emerging Markets Government Index Fund ETF	12.38%
Invesco DB US Dollar Index Bullish Fund	12.36%
iShares Fallen Angels USD Bond ETF	12.34%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	12.28%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.93%

Potomac Tactical Opportunities Fund | Institutional Class Shares
Shareholder Report [Line Items]
Fund Name			Potomac Tactical Opportunities Fund
Class Name			Institutional Class
Trading Symbol			CRTOX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Potomac Tactical Opportunities Fund ("Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://potomacfunds.com/crtox/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-888-774-6679
Additional Information Website			https://potomacfunds.com/crtox/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$154	1.36%

Expenses Paid, Amount			$ 154
Expense Ratio, Percent			1.36%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

For the year ended June 30, 2026, the Potomac Tactical Opportunities Fund returned 26.15%. The S&P 500 Index returned 22.32% in the same period. The S&P Target Risk Balanced Index returned 16.05% in the same period. The Fund posted a strong absolute return due to exposure to the NASDAQ 100 when our NASDAQ timing model identified periods of time when risk-reward was favorable for that index. Additionally, the Fund's momentum strategy was able to identify strong trends in the metals and mining space with added upside from exposure to the silver miners. The strategy also benefitted from exposure to the strong trend in semiconductor stocks that was in place for much of the fiscal year.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Institutional Class	26.15%	4.67%	7.79%
S&P 500® Index	22.32%	13.41%	17.48%
S&P Target Risk Balanced Index	16.05%	7.02%	9.53%

Performance Inception Date			Jul. 01, 2020
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Nov. 01, 2025
Net Assets	$ 245,830,468	$ 245,830,468	$ 245,830,468
Holdings Count | shares	10	10	10
Advisory Fees Paid, Amount			$ 2,214,399
Investment Company, Portfolio Turnover			1177.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$245,830,468
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	1,177%
Total Advisory Fees Paid ($)	$2,214,399

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	11.48%
VanEck Semiconductor ETF	10.43%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	9.92%
iShares Russell 2000 Growth ETF	9.87%
iShares Russell 2000 ETF	9.75%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	9.72%
State Street® SPDR® S&P® Metals & Mining ETF	9.63%
Global X Silver Miners ETF	9.62%
State Street® Energy Select Sector SPDR® ETF	9.59%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.58%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	11.48%
VanEck Semiconductor ETF	10.43%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	9.92%
iShares Russell 2000 Growth ETF	9.87%
iShares Russell 2000 ETF	9.75%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	9.72%
State Street® SPDR® S&P® Metals & Mining ETF	9.63%
Global X Silver Miners ETF	9.62%
State Street® Energy Select Sector SPDR® ETF	9.59%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.58%

Material Fund Change [Text Block]
Material Fund Changes

Effective November 1, 2025, the Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures. Additionally, the Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures.

Material Fund Change Strategies [Text Block]			Effective November 1, 2025, the Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures. Additionally, the Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures.
Potomac Tactical Opportunities Fund | Class R Shares
Shareholder Report [Line Items]
Fund Name	Potomac Tactical Opportunities Fund
Class Name	Class R
Trading Symbol	SDTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Potomac Tactical Opportunities Fund ("Fund") for the period of May 28, 2026 (commencement of Class R shares operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfunds.com/sdtox/. You can also request this information by contacting us at 1-888-774-6679.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfunds.com/sdtox/
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment[1]	Costs Paid as a Percentage of a $10,000 Investment[2]
Class R	$20	2.30%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	2.30%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Class R shares from May 28, 2026 (commencement of operations) through June 30, 2026. Expenses for a full fiscal year would be higher.
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

Class R shares of the Fund commenced investment operations on May 28, 2026. For the year ended June 30, 2026, the Institutional Class shares of the Fund returned 26.15%. The S&P 500 Index returned 22.32% in the same period. The S&P Target Risk Balanced Index returned 16.05% in the same period. The Fund posted a strong absolute return due to exposure to the NASDAQ 100 when our NASDAQ timing model identified periods of time when risk-reward was favorable for that index. Additionally, the Fund's momentum strategy was able to identify strong trends in the metals and mining space with added upside from exposure to the silver miners. The strategy also benefitted from exposure to the strong trend in semiconductor stocks that was in place for much of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Cumulative Total Returns
Since Inception(A) (05/28/2026)
Class R	3.10%
S&P 500® Index	-0.73%
S&P Target Risk Balanced Index	-0.07%

Performance Inception Date	May 28, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 245,830,468	$ 245,830,468	$ 245,830,468
Holdings Count | shares	10	10	10
Advisory Fees Paid, Amount	$ 2,214,399
Investment Company, Portfolio Turnover	1177.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$245,830,468
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	1,177%
Total Advisory Fees Paid ($)	$2,214,399

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	11.48%
VanEck Semiconductor ETF	10.43%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	9.92%
iShares Russell 2000 Growth ETF	9.87%
iShares Russell 2000 ETF	9.75%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	9.72%
State Street® SPDR® S&P® Metals & Mining ETF	9.63%
Global X Silver Miners ETF	9.62%
State Street® Energy Select Sector SPDR® ETF	9.59%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.58%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	11.48%
VanEck Semiconductor ETF	10.43%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	9.92%
iShares Russell 2000 Growth ETF	9.87%
iShares Russell 2000 ETF	9.75%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	9.72%
State Street® SPDR® S&P® Metals & Mining ETF	9.63%
Global X Silver Miners ETF	9.62%
State Street® Energy Select Sector SPDR® ETF	9.59%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.58%

Potomac Tactical Rotation Fund | Institutional Class Shares
Shareholder Report [Line Items]
Fund Name			Potomac Tactical Rotation Fund
Class Name			Institutional Class
Trading Symbol			CRTBX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Potomac Tactical Rotation Fund ("Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://potomacfunds.com/crtbx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-888-774-6679
Additional Information Website			https://potomacfunds.com/crtbx/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$147	1.33%

Expenses Paid, Amount			$ 147
Expense Ratio, Percent			1.33%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

For the year ended June 30, 2026, the Potomac Tactical Rotation Fund returned 20.51%. The S&P 500 Index returned 22.32% in the same period. The S&P Target Risk Moderate Index returned 11.99% in the same period. The Fund posted a strong absolute return due to exposure to the S&P 500 when the risk-reward profile was favorable based on the signals from our composite timing model. Additionally, the Fund's momentum strategy was able to identify strong trends in ETFs with exposure to Japan, the Equal Weight Quality factor, Convertible Bonds, and a broad-based equity index. Underperformance relative to the S&P 500 was largely a function of the investible universe of ETFs for the Fund mostly having a beta and/or standard deviation that is less than the S&P 500.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Institutional Class	20.51%	5.86%	9.25%
S&P 500® Index	22.32%	13.41%	17.48%
S&P Target Risk Moderate Index	11.99%	4.88%	6.55%

Performance Inception Date			Jul. 01, 2020
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Nov. 01, 2025
Net Assets	$ 280,848,253	$ 280,848,253	$ 280,848,253
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount			$ 2,494,558
Investment Company, Portfolio Turnover			588.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$280,848,253
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	588%
Total Advisory Fees Paid ($)	$2,494,558

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	19.23%
State Street Institutional U.S. Government Money Market Fund Premier Class	16.02%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	10.40%
Astoria US Equal Weight Quality Kings ETF	9.98%
Vanguard Total Stock Market ETF	9.98%
WisdomTree U.S. Quality Dividend Growth Fund	9.90%
State Street® SPDR® Bloomberg Convertible Securities ETF	9.87%
WisdomTree Japan Hedged Equity Fund	9.87%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets, including futures contracts, in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	19.23%
State Street Institutional U.S. Government Money Market Fund Premier Class	16.02%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	10.40%
Astoria US Equal Weight Quality Kings ETF	9.98%
Vanguard Total Stock Market ETF	9.98%
WisdomTree U.S. Quality Dividend Growth Fund	9.90%
State Street® SPDR® Bloomberg Convertible Securities ETF	9.87%
WisdomTree Japan Hedged Equity Fund	9.87%

Material Fund Change [Text Block]
Material Fund Changes

Effective November 1, 2025, the Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures. Additionally, the Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures.

Material Fund Change Strategies [Text Block]			Effective November 1, 2025, the Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures. Additionally, the Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures.
Potomac Tactical Rotation Fund | Class R Shares
Shareholder Report [Line Items]
Fund Name	Potomac Tactical Rotation Fund
Class Name	Class R
Trading Symbol	SDTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Potomac Tactical Rotation Fund ("Fund") for the period of May 28, 2026 (commencement of Class R shares operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfunds.com/sdtrx/. You can also request this information by contacting us at 1-888-774-6679.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfunds.com/sdtrx/
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment[1]	Costs Paid as a Percentage of a $10,000 Investment[2]
Class R	$20	2.27%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	2.27%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Class R shares from May 28, 2026 (commencement of operations) through June 30, 2026. Expenses for a full fiscal year would be higher.
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

Class R shares of the Fund commenced investment operations on May 28, 2026. For the year ended June 30, 2026, the Institutional Class shares of the Fund returned 20.51%. The S&P 500 Index returned 22.32% in the same period. The S&P Target Risk Moderate Index returned 11.99% in the same period. The Fund posted a strong absolute return due to exposure to the S&P 500 when the risk-reward profile was favorable based on the signals from our composite timing model. Additionally, the Fund's momentum strategy was able to identify strong trends in ETFs with exposure to Japan, the Equal Weight Quality factor, Convertible Bonds, and a broad-based equity index. Underperformance relative to the S&P 500 was largely a function of the investible universe of ETFs for the Fund mostly having a beta and/or standard deviation that is less than the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Cumulative Total Returns
Since Inception(A) (05/28/2026)
Class R	2.40%
S&P 500® Index	-0.73%
S&P Target Risk Moderate Index	0.06%

Performance Inception Date	May 28, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 280,848,253	$ 280,848,253	$ 280,848,253
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 2,494,558
Investment Company, Portfolio Turnover	588.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$280,848,253
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	588%
Total Advisory Fees Paid ($)	$2,494,558

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	19.23%
State Street Institutional U.S. Government Money Market Fund Premier Class	16.02%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	10.40%
Astoria US Equal Weight Quality Kings ETF	9.98%
Vanguard Total Stock Market ETF	9.98%
WisdomTree U.S. Quality Dividend Growth Fund	9.90%
State Street® SPDR® Bloomberg Convertible Securities ETF	9.87%
WisdomTree Japan Hedged Equity Fund	9.87%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets, including futures contracts, in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	19.23%
State Street Institutional U.S. Government Money Market Fund Premier Class	16.02%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	10.40%
Astoria US Equal Weight Quality Kings ETF	9.98%
Vanguard Total Stock Market ETF	9.98%
WisdomTree U.S. Quality Dividend Growth Fund	9.90%
State Street® SPDR® Bloomberg Convertible Securities ETF	9.87%
WisdomTree Japan Hedged Equity Fund	9.87%

Potomac Tactically Passive Fund | Institutional Class Shares
Shareholder Report [Line Items]
Fund Name		Potomac Tactically Passive Fund
Class Name		Institutional Class
Trading Symbol		CRTPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Potomac Tactically Passive Fund ("Fund") for the period of February 11, 2026 (commencement of Institutional Class shares operations) to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://potomacfunds.com/crtpx/. You can also request this information by contacting us at 1-888-774-6679.
Additional Information Phone Number		1-888-774-6679
Additional Information Website		https://potomacfunds.com/crtpx/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment[1]	Costs Paid as a Percentage of a $10,000 Investment[2]
Institutional Class	$56	1.45%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		1.45%
Expenses Short Period Footnote [Text Block]		Amount shown reflects the expenses of the Institutional Class shares from February 11, 2026 (commencement of operations) through June 30, 2026. Expenses for a full fiscal year would be higher.
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

From inception on February 11, 2026, until the end of the fiscal year on June 30, 2026, the Potomac Tactically Passive Fund returned 1.70%. The S&P 500 Index returned 8.56% in the same period. Underperformance relative to the benchmark is a function of the composite model that drives investment positioning in the Fund moving to a cash position in early April while the S&P 500 was moving strongly higher.

Net Assets	$ 139,204,049	$ 139,204,049	$ 139,204,049
Holdings Count | shares	2	2	2
Advisory Fees Paid, Amount		$ 290,236
Investment Company, Portfolio Turnover		6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$139,204,049
Number of Portfolio Holdings	2
Portfolio Turnover Rate (%)	6%
Total Advisory Fees Paid ($)	$290,236

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

State Street® SPDR® Portfolio S&P 500® ETF	98.84%
State Street Institutional U.S. Government Money Market Fund Premier Class	0.47%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]	Top Holdings (% of net assets)

State Street® SPDR® Portfolio S&P 500® ETF	98.84%
State Street Institutional U.S. Government Money Market Fund Premier Class	0.47%

Potomac Tactically Passive Fund | Class R Shares
Shareholder Report [Line Items]
Fund Name	Potomac Tactically Passive Fund
Class Name	Class R
Trading Symbol	SDTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Potomac Tactically Passive Fund ("Fund") for the period of May 28, 2026 (commencement of Class R shares operations) to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfunds.com/sdtpx/. You can also request this information by contacting us at 1-888-774-6679.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfunds.com/sdtpx/
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment[1]	Costs Paid as a Percentage of a $10,000 Investment[2]
Class R	$21	2.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	2.42%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Class R shares from May 28, 2026 (commencement of operations) through June 30, 2026. Expenses for a full fiscal year would be higher.
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

Class R shares of the Fund commenced investment operations on May 28, 2026. From inception on February 11, 2026, until the end of the fiscal year on June 30, 2026, the Institutional Class shares returned 1.70%. The S&P 500 Index returned 8.56% in the same period. Underperformance relative to the benchmark is a function of the composite model that drives investment positioning in the Fund moving to a cash position in early April while the S&P 500 was moving strongly higher.

Net Assets	$ 139,204,049	$ 139,204,049	$ 139,204,049
Holdings Count | shares	2	2	2
Advisory Fees Paid, Amount	$ 290,236
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$139,204,049
Number of Portfolio Holdings	2
Portfolio Turnover Rate (%)	6%
Total Advisory Fees Paid ($)	$290,236

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

State Street® SPDR® Portfolio S&P 500® ETF	98.84%
State Street Institutional U.S. Government Money Market Fund Premier Class	0.47%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]	Top Holdings (% of net assets)

State Street® SPDR® Portfolio S&P 500® ETF	98.84%
State Street Institutional U.S. Government Money Market Fund Premier Class	0.47%